Risk and Capital Management - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial risk and capital management [line items]
Total credit and finance lease operations	R$ 326,862.0	R$ 271,372.0
Total assets repossessed	R$ 258.0	224.0
VaR calculation confidence level percentage	99.00%
VaR calculation period	historical period of 4 years (1000 business days
Value at risk	R$ 696.0	R$ 223.0
Percentage of VaR of total stockholders' equity	0.30%	0.20%
Funds from clients	R$ 405.2
Percentage of aggregate funds from customers available on demand	37.90%
Liquid assets	R$ 229.0
Percentage of financial assets	100.00%	100.00%
Surplus Capital in relation to the Minimum Referential Equity Required	R$ 77,490.0
Percentage of reinsurance premiums operations	38.00%	59.00%
Capital Adequcy ratio	14.70%	14.50%
Additional Tier I Capital, Required	R$ 34,615.0	R$ 23,450.0
Increase Decrease in Referential Equity	56,280.0	39,274.0
subordinated debt ,Tier I capital [Member]
Disclosure of financial risk and capital management [line items]
subordinated debt ,Tier I capital	18,167.0	17,078.0
subordinated debt ,Tier II capital [Member]
Disclosure of financial risk and capital management [line items]
subordinated debt ,Tier I capital		14,024.0
subordinated debt ,Tier II capital	19,469.0
Average [Member]
Disclosure of financial risk and capital management [line items]
Value at risk	441.0	282.0
Top of range [member]
Disclosure of financial risk and capital management [line items]
Value at risk	R$ 707.0	R$ 763.0
Capital Adequcy ratio	14.70%
Percentage of adjusted capital ratio	50.00%
Percentage of fixed assets ratio		(24.00%)
Bottom of range [member]
Disclosure of financial risk and capital management [line items]
Value at risk	R$ 198.0	R$ 166.0
Surplus Capital in relation to the Minimum Referential Equity Required		R$ 67,867.0
Capital Adequcy ratio		0.20%
Percentage of fixed assets ratio	16.90%
Bottom of range [member] | BACEN
Disclosure of financial risk and capital management [line items]
Leverage Ratio	3
Short term redeemable obligation [Member]
Disclosure of financial risk and capital management [line items]
Percentage of financial assets	56.50%
Funding [Member]
Disclosure of financial risk and capital management [line items]
Percentage of financial assets	21.40%
Total assets [Member]
Disclosure of financial risk and capital management [line items]
Percentage of financial assets	16.20%
IRB-Brasil Resseguros S.A. [Member]
Disclosure of financial risk and capital management [line items]
Percentage of social security operations related to reinsurance premiums	25.00%
Mapfre Re Do Brasil Companhia De Resseguros [Member]
Disclosure of financial risk and capital management [line items]
Percentage of social security operations related to reinsurance premiums	60.00%	45.00%
Mapfre Re Do Brasil Companhia De Resseguros [Member] | Credit risk [member]
Disclosure of financial risk and capital management [line items]
Percentage of reinsurance premiums operations	36.00%	21.00%
Austral Ressugodara SA [Member]
Disclosure of financial risk and capital management [line items]
Percentage of social security operations related to reinsurance premiums	30.00%
Austral Ressugodara SA [Member] | Credit risk [member]
Disclosure of financial risk and capital management [line items]
Percentage of reinsurance premiums operations	4.00%	20.00%
RGA Global Reinsurance [Member]
Disclosure of financial risk and capital management [line items]
Percentage of social security operations related to reinsurance premiums	40.00%
RGA Global Reinsurance [Member] | Credit risk [member]
Disclosure of financial risk and capital management [line items]
Percentage of reinsurance premiums operations	22.00%